Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 16,090	$ 13,379
Employee compensation [Member]
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	7,479	5,781
Stock-based Compensation [Member]
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	3,138	3,506
Professional fees [Member]
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	2,591	1,828
Other general and administrative [Member]
Corporate and Administrative Expenses (Details) - Schedule of corporate and administrative expenses [Line Items]
Corporate and administrative expenses	$ 2,882	$ 2,264